Convertible Preferred Shares - Additional Information (Detail)	4 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock		8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners	$ 0
Conversion ratio of preferred shares into equity			1	1
Series A Two Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock		8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners	0
Conversion ratio of preferred shares into equity			1	1
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock		8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners	0
Conversion ratio of preferred shares into equity			1	1
Period within which the redemption feauture shall be restored from the date on which the issue is closed		18 months
Convertible preferred stock redemption price as a percentage of original issue price		100.00%
Interest rate on payable on redeemable amount of convertible preferred stock		12.00%
Convertible preferred stock liquidation preference percentage		100.00%
Interest rate payable on redeemable preferred stock		12.00%
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Dividend rate on preferred stock		8.00%
Dividend declared before the financial statements are authorized for issue but not recognized as distribution to owners	$ 0
Conversion ratio of preferred shares into equity			1	1
Period within which the redemption feauture shall be restored from the date on which the issue is closed		18 months
Convertible preferred stock redemption price as a percentage of original issue price		100.00%
Interest rate on payable on redeemable amount of convertible preferred stock		12.00%
Convertible preferred stock liquidation preference percentage		100.00%
Interest rate payable on redeemable preferred stock		12.00%
Series A1 And Series A Two Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Convertible preferred stock liquidation preference percentage		100.00%